FINANCING OBLIGATION, SALE-LEASEBACK (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Leases [Abstract]
2014	$ 7,931,332
2015	7,931,332
2016	5,948,499
Total minimum lease payments	21,811,163
Less: amount representing interest	(1,972,848)
Total minimum lease payments, Net	19,838,315
Less: current portion	(6,813,055)
Long-term portion	$ 13,025,260